Property, plant and equipment - Additional Information (Details) $ in Thousands		1 Months Ended		2 Months Ended	12 Months Ended
	Mar. 07, 2025 USD ($) teu vessel	Feb. 28, 2025 vessel	Jan. 31, 2025 USD ($) vessel teu	Nov. 30, 2020 teu	Dec. 31, 2024 USD ($) teu vessel	Dec. 31, 2023 USD ($) teu vessel	Dec. 31, 2022 USD ($)
Property Plant And Equipment [Line Items]
Depreciation expense | $					$ 429,650	$ 320,286	$ 282,467
Recognized a gain (loss) on sale | $					2,600	3,700	(3,900)
Payments to acquire property, plant & equipment | $					$ 3,345,000	$ 2,997,000	$ 1,219,500
Capacity in TEUs | teu				12,000
Vessels
Property Plant And Equipment [Line Items]
Capacity of vessels purchased | teu						14,000
Number of vessels sold | vessel					2	2
Sale price | $					$ 50,800	$ 43,250
Recognized a gain (loss) on sale | $					$ 12,911	$ 920
Capacity of vessels sold | teu					4,250	4,250
Vessels | Subsequent Event
Property Plant And Equipment [Line Items]
Number of vessels purchased | vessel			1
Number of vessels sold | vessel	1	1	2
Recognized a gain (loss) on sale | $			$ (10,336)
Capacity of vessels sold | teu	16,000		8,500
Vessels | Subsequent Event | Forecast
Property Plant And Equipment [Line Items]
Number of vessels sold | vessel			2
Sale price | $	$ 173,250		$ 90,000
Capacity of vessels sold | vessel			8,500
Vessels | Minimum
Property Plant And Equipment [Line Items]
Capacity of vessels purchased | teu					10,000
Vessels | Maximum
Property Plant And Equipment [Line Items]
Capacity of vessels purchased | teu					14,000
Vessels | ONE
Property Plant And Equipment [Line Items]
Capacity of vessels purchased | teu						8,100
Payments to acquire property, plant & equipment | $						$ 54,400
New Build Vessels
Property Plant And Equipment [Line Items]
Number of vessels purchased | vessel					28	18
Payments to acquire property, plant & equipment | $					$ 2,878,663	$ 2,118,139
New Build Vessels | Minimum
Property Plant And Equipment [Line Items]
Capacity in TEUs | teu					7,000	7,000
New Build Vessels | Maximum
Property Plant And Equipment [Line Items]
Capacity in TEUs | teu					15,500	15,500